Leases (Details) - Schedule of Supplemental Balance Sheet Information Related To Operating Leases - USD ($)	Jun. 30, 2023	Dec. 31, 2022
Schedule of Supplemental Balance Sheet Information Related To Operating Leases [Abstract]
Right-of-use asset, net	$ 12,361,125
Current lease liabilities	1,186,200
Non-current lease liabilities	11,227,185
Total lease liabilities	$ 12,413,385